Document and Entity Information	Nov. 29, 2025
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Nov. 29, 2025
Entity Central Index Key	0000035331
Amendment Flag	false
Registrant Name	Fidelity Destiny Portfolios
Entity Investment Company Type	N-1A